GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	$ 17,779	$ 24,295
Primus Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	16,706	5,321
Trinity Biotech Do Brasil [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	919	1,253
Biopool US Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	154	210
Trinity Biotech Manufacturing Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss		9,732
Immco Diagnostics Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss		6,332
Clark Laboratories Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss		727
Mardx Diagnostics Inc. [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss		$ 720